ORGANIZATION AND NATURE OF OPERATIONS (Details)	Dec. 31, 2013
ReneSola Zhejiang
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola America
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Singapore
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan ReneSola
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Jiangsu
List of all subsidiaries
Percentage of ownership	100.00%
Zhejiang ReneSola PV Materials
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan Ruiyu
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan Ruixin
List of all subsidiaries
Percentage of ownership	100.00%
Energy-Saving Technology
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan SiLiDe
List of all subsidiaries
Percentage of ownership	100.00%
Qinghai Yuhui
List of all subsidiaries
Percentage of ownership	100.00%
Renesola Germany
List of all subsidiaries
Percentage of ownership	100.00%
Sichuan OuRuida
List of all subsidiaries
Percentage of ownership	100.00%
Zhengjiang Ruixu
List of all subsidiaries
Percentage of ownership	100.00%
Beijing Xuyuan
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola New Energy
List of all subsidiaries
Percentage of ownership	100.00%
NOVE
List of all subsidiaries
Percentage of ownership	100.00%
MG
List of all subsidiaries
Percentage of ownership	100.00%
Carbon Fiber
List of all subsidiaries
Percentage of ownership	94.00%
Tekesi
List of all subsidiaries
Percentage of ownership	100.00%
Zhejiang Academe
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Australia
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Japan
List of all subsidiaries
Percentage of ownership	100.00%
Suibin
List of all subsidiaries
Percentage of ownership	100.00%
Keping
List of all subsidiaries
Percentage of ownership	99.00%
LUCAS
List of all subsidiaries
Percentage of ownership	100.00%
ECOSFER
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola India
List of all subsidiaries
Percentage of ownership	100.00%
Lucas Korea
List of all subsidiaries
Percentage of ownership	100.00%
Ecosfer Korea
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola UK
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola Shanghai
List of all subsidiaries
Percentage of ownership	100.00%
Renesola Zagreb
List of all subsidiaries
Percentage of ownership	100.00%
ReneSola South Africa
List of all subsidiaries
Percentage of ownership	100.00%
Jiaxiang Yuhui
List of all subsidiaries
Percentage of ownership	100.00%
Jiusan Yuhui
List of all subsidiaries
Percentage of ownership	100.00%
Yulin Yuihui
List of all subsidiaries
Percentage of ownership	100.00%
Chengde Yuihui
List of all subsidiaries
Percentage of ownership	100.00%
Renesola Panama
List of all subsidiaries
Percentage of ownership	100.00%